UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-10201
                                    --------------------------------------------

                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   45 Milk Street, Boston, Massachusetts 02109
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               (Address of principal executive offices) (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                     ---------------------------
Date of fiscal year end:   12/31
                         ----------------
Date of reporting period:  9/30/05
                         ----------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 2005
                                   (Unaudited)

                                                                      Market
   Shares                                                              Value
------------                                                        ------------
               COMMON STOCKS -- 95.0%

               CONSUMER, CYCLICAL -- 5.1%
       2,600   Lowe's Companies, Inc.                               $    167,440
       3,400   Target Corp.                                              176,562
                                                                    ------------
                                                                         344,002
                                                                    ------------

               CONSUMER, NON-CYCLICAL -- 13.3%
       2,500   Gillette Co.                                              145,500
       2,800   Hershey Co.                                               157,668
       3,950   Kellogg Co.                                               182,214
       3,000   PepsiCo, Inc.                                             170,130
       1,500   Procter & Gamble Co.                                       89,190
       3,700   Walgreen Co.                                              160,765
                                                                    ------------
                                                                         905,467
                                                                    ------------

               ENERGY -- 12.8%
       2,575   Apache Corp.                                              193,692
       3,750   Baker Hughes, Inc.                                        223,800
       4,400   Exxon Mobil Corp.                                         279,576
       5,100   Smith International, Inc.                                 169,881
                                                                    ------------
                                                                         866,949
                                                                    ------------

               FINANCIAL SERVICES -- 15.4%
       3,775   American Express Co.                                      216,836
       3,596   Bank of America Corp.                                     151,392
       3,500   Citigroup, Inc.                                           159,320
       2,125   Franklin Resources, Inc.                                  178,415
       3,975   MetLife, Inc.                                             198,074
       4,800   People's Bank                                             139,104
                                                                    ------------
                                                                       1,043,141
                                                                    ------------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 2005
                                   (Unaudited)

                                                                      Market
   Shares                                                              Value
------------                                                        ------------
               HEALTHCARE -- 16.7%
       2,525   C.R. Bard, Inc.                                      $    166,726
       2,600   Cerner Corp.*                                             226,017
       3,250   Johnson & Johnson                                         205,660
       3,325   Quest Diagnostics, Inc.                                   168,046
       3,950   United Health Group, Inc.                                 221,989
       5,800   VCA Antech, Inc.*                                         148,016
                                                                    ------------
                                                                       1,136,454
                                                                    ------------

               INDUSTRIAL -- 12.8%
       3,925   American Standard Companies, Inc.                         182,709
       4,200   Burlington Northern Santa Fe Corp.                        251,159
       7,450   General Electric Co.                                      250,842
       3,600   Joy Global, Inc.                                          181,656
                                                                    ------------
                                                                         866,366
                                                                    ------------

               MATERIALS -- 4.5%
       1,525   Potash Corp. of Saskatchewan, Inc.                        142,313
       3,475   Praxair, Inc.                                             166,557
                                                                    ------------
                                                                         308,870
                                                                    ------------

               TECHNOLOGY -- 14.4%
       3,400   Amphenol Corp.                                            137,156
      11,500   EMC Corp.                                                 148,810
       8,400   Intel Corp.                                               207,060
       1,700   International Business Machines Corp.                     136,374
       6,350   Jabil Circuit, Inc.*                                      196,342
       6,000   Microsoft Corp.                                           154,380
                                                                    ------------
                                                                         980,122
                                                                    ------------
               TOTAL COMMON STOCKS                                  $  6,451,371
                                                                    ------------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 2005
                                   (Unaudited)

                                                                      Market
   Shares                                                              Value
------------                                                        ------------
               MONEY MARKETS -- 3.3%
     222,959   First American Treasury Fund                         $    222,959
                                                                    ------------


               TOTAL INVESTMENT SECURITIES -- 98.3%
               (Cost $5,899,356)                                    $  6,674,330

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%             115,223
                                                                    ------------

               NET ASSETS -- 100.0%                                 $  6,789,553
                                                                    ============

*Non-income producing security.

Notes to Portfolio of Investments:

a) Securities valuation - The Appleton Equity Growth Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

b) Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

c) As of September 30, 2005, the aggregate identified cost for federal income tax purposes is $5,899,356, resulting in gross unrealized appreciation and depreciation of $870,855 and $95,881, respectively, and net unrealized appreciation of $774,974.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Appleton Funds

By (Signature and Title)


/s/ James I. Ladge
----------------------------------------
James I. Ladge
President and Treasurer

Date:  November 16, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
----------------------------------------
James I. Ladge
President and Treasurer

Date:  November 16, 2005